Deferred Income Tax - Changes of Net Deferred Tax Assets and Liabilities (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Reconciliation of changes in deferred tax liability (asset) [abstract]
At beginning of period	¥ (238,240)	¥ (220,574)
Deferred tax benefit (expense)	(1,036)	120,468	¥ (125,832)
Deferred tax relating to other comprehensive income:
Remeasurements of defined benefit plans reserve	(22,492)	(2,315)
Available-for-sale financial assets reserve	(99,383)	(82,619)
Exchange differences on translating foreign operations reserve	3,137	2,545
Acquisition and disposal of subsidiaries and businesses	(17,196)	(6,259)
Reclassification to assets held for sale	(5,540)
Exchange differences and others	2,445	(49,486)
At end of period	¥ (378,305)	¥ (238,240)	¥ (220,574)